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                              [LOGO] Nationwide(R)

                                  NATIONWIDE(R)
                                    VARIABLE
                                    ACCOUNT-5

                               Semi-Annual Report

                                       to

                                 Contract Owners

                                  June 30, 2004

                        NATIONWIDE LIFE INSURANCE COMPANY

                           HOME OFFICE: COLUMBUS, OHIO

APO-2750-6/04

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                              [LOGO] Nationwide(R)

                        NATIONWIDE LIFE INSURANCE COMPANY
                 ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220

                                     [PHOTO]

                               PRESIDENT'S MESSAGE

We are pleased to bring you the 2004 semi-annual report of the Nationwide Variable Account-5.

The performance of equity investments slowed during the first half of 2004 from their strong showing of the prior year. The recent volatility in energy prices and the resulting general economic uncertainty have helped keep a damper on stock prices. The Federal Reserve, on the other hand, is more optimistic in its economic outlook and has affirmed its view with two quarter-point increases in short term interest rates. We don't know the immediate resolution to these apparent conflicts, except that with the passing of time both positions will be supportable. We also know that an accurate forecast of the near-term direction of the stock market is further complicated by the unpredictability of events in this presidential election year.

In the meantime, we believe you are well positioned with your variable contract, and its varied array of investment options, to diversify your holdings to meet changing economic and market conditions. We are pleased you have chosen Nationwide and our investment products to help you achieve your financial planning and retirement objectives.


                              /s/ Mark R. Thresher
                           ---------------------------
                           Mark R. Thresher, President
                                 August 16, 2004

                                        2

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How to Read the Semi-Annual Report

This semi-annual report is a presentation of the variable account as a whole and only describes the underlying contracts and products of the variable account in general terms. Please note the variable account may have more than one variable product available. Such products may have different underlying mutual funds available from those available in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in the Nationwide Variable Account-5. Rules and regulations of the U.S. Securities and Exchange Commission and recognized conventions of accounting principles generally accepted in the United States of America prescribe the format and content of this report.

We also invite you to call our service center at 1-800-321-9332 if you have questions about your account, or you may access your account using our voice response unit. And, please visit our web-site at www.nwservicecenter.com for additional information about your contract and to learn more about other products and services offered by Nationwide Financial.

The Semi-Annual Report has four major financial sections:

Statement of Assets, Liabilities and Contract Owners' Equity

This statement begins on page 4 and lists all of the underlying mutual funds of the variable account, the number of shares owned, the amount paid for the shares and their fair value as of the close of business on June 30, 2004. The mutual funds are listed in alphabetical order. The fair value of the assets changes as the underlying mutual funds change in value. As contract owners make exchange transactions between the funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed. The total fair value of the funds is equal to the Total investments of the variable account.

Accounts receivable, if applicable, represents an asset of the variable account for fund shares purchased by contract owners and reinvested dividend shares added to contract owners' accounts, but not yet added to Total investments. Total investments plus Accounts receivable equal Total assets of the variable account.

Accounts payable, if applicable, is a liability of the variable account for fund shares redeemed by contract owners but not yet deducted from Total investments.

The Accounts receivable and Accounts payable balances are aggregated and presented as a net amount.

Total assets minus Accounts payable equals Contract owners' equity. A summary of Contract owners' equity by fund series may be found on page 12. This summary also includes certain performance measures for each fund series for the periods indicated.

Statements of Operations, Statements of Changes in Contract Owners' Equity

These statements begin on page 5 and present the financial activity of each underlying mutual fund sub-account of the variable account, for the periods indicated.

The Statements of Operations show income and expenses to the variable account from Investment activity for reinvested dividends and capital gain distributions paid by the underlying mutual funds; and expenses included are the mortality, expense and, if applicable, an administration charge, which are assessed through the daily unit value calculation and that represent an expense to the variable account and its contract owners. This statement also shows the realized gain or loss as mutual fund shares are sold, and the change in unrealized gain or loss, which represents the changes in fair value of the underlying fund shares.

The Statements of Changes in Contract Owners' Equity includes Investment activity for income and expenses shown on the Statements of Operations. In addition, the Equity transactions section of this statement illustrates the receipt of purchase payments, as new contracts are sold or additional payments are made to existing contracts. Also presented are deductions from the variable account when the contract owners withdraw money, as well as related contract level charges. The sum of the above two sections represents the Net change in contract owners' equity which, when added to the beginning Contract owners' equity, equals Contract owners' equity at the end of the reporting period.

The Changes in Units section illustrates the number of units purchased and redeemed for each mutual fund sub-account during the period reported.

Notes to Financial Statements, beginning on page 9, provide further disclosures about the variable account and its underlying contract provisions.

                                        3

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                         NATIONWIDE VARIABLE ACCOUNT-5

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                  June 30, 2004
                                  (UNAUDITED)

Assets:
   Investments at fair value:

      American Century VP - Balanced Fund - Class I (ACVPBal)
         10,748 shares (cost $68,900) .....................................   $   73,300

      American Century VP - Capital Appreciation Fund - Class I (ACVPCapAp)
         70,070 shares (cost $628,173) ....................................      514,312

      Dreyfus Stock Index Fund, Inc. - Initial Shares (DryStkIx)
         20,136 shares (cost $624,483) ....................................      587,358

      Fidelity(R) VIP - Equity-Income Portfolio - Initial Class (FidVIPEI)
         66,086 shares (cost $1,512,632) ..................................    1,555,673

      Gartmore GVIT Government Bond Fund - Class I (GVITGvtBd)
         12,311 shares (cost $147,927) ....................................      141,204

      Gartmore GVIT Money Market Fund - Class I (GVITMyMkt)
         229,471 shares (cost $229,471) ...................................      229,471

      Gartmore GVIT Nationwide(R) Fund - Class I (GVITNWFund)
         64,730 shares (cost $707,103) ....................................      675,780

      Neuberger Berman AMT - Balanced Portfolio(R) - Class I (NBAMTBal)
         46,499 shares (cost $511,875) ....................................      431,509
                                                                              ----------
            Total investments .............................................    4,208,607
   Accounts receivable ....................................................        2,835
                                                                              ----------
            Total assets ..................................................    4,211,442
Accounts payable ..........................................................           --
                                                                              ----------
Contract owners' equity (note 4) ..........................................   $4,211,442
                                                                              ==========

See accompanying notes to financial statements.

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                                        4

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NATIONWIDE VARIABLE ACCOUNT-5
STATEMENTS OF OPERATIONS
Six Month Period Ended June 30, 2004
(UNAUDITED)

                                                       Total     ACVPBal   ACVPCapAp   DryStkIx
                                                     ---------   -------   ---------   --------
Investment activity:
   Reinvested dividends ..........................   $  41,374     1,816         --       4,313
   Mortality and expense risk charges (note 2) ...     (29,058)     (605)    (3,469)     (4,213)
                                                     ---------   -------   --------    --------
      Net investment income (loss) ...............      12,316     1,211     (3,469)        100
                                                     ---------   -------   --------    --------
   Proceeds from mutual fund shares sold .........     551,681    39,551     45,985     128,992
   Cost of mutual fund shares sold ...............    (694,267)  (37,711)  (108,993)   (167,132)
                                                     ---------   -------   --------    --------
      Realized gain (loss) on investments ........    (142,586)    1,840    (63,008)    (38,140)
   Change in unrealized gain (loss) on
      investments ................................     222,457      (428)    79,302      55,943
                                                     ---------   -------   --------    --------
      Net gain (loss) on investments .............      79,871     1,412     16,294      17,803
                                                     ---------   -------   --------    --------
   Reinvested capital gains ......................       9,287        --         --          --
                                                     ---------   -------   --------    --------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................   $ 101,474     2,623     12,825      17,903
                                                     =========   =======   ========    ========

                                                     FidVIPEI   GVITGvtBd   GVITMyMkt   GVITNWFund
                                                     --------   ---------   ---------   ----------
Investment activity:
   Reinvested dividends ..........................     25,301      5,573         641        3,730
   Mortality and expense risk charges (note 2) ...    (10,511)    (1,021)     (1,697)      (4,769)
                                                     --------    -------     -------     --------
      Net investment income (loss) ...............     14,790      4,552      (1,056)      (1,039)
                                                     --------    -------     -------     --------
   Proceeds from mutual fund shares sold .........    139,052     26,702      66,447       94,070
   Cost of mutual fund shares sold ...............   (141,640)   (26,217)    (66,447)    (118,907)
                                                     --------    -------     -------     --------
      Realized gain (loss) on investments ........     (2,588)       485          --      (24,837)
   Change in unrealized gain (loss) on
      investments ................................     26,773     (8,985)         --       37,092
                                                     --------    -------     -------     --------
      Net gain (loss) on investments .............     24,185     (8,500)         --       12,255
                                                     --------    -------     -------     --------
   Reinvested capital gains ......................      6,044      3,243          --           --
                                                     --------    -------     -------     --------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................     45,019       (705)     (1,056)      11,216
                                                     ========    =======     =======     ========

                                                      NBAMTBal
                                                     ---------
Investment activity:
   Reinvested dividends ..........................   $     --
   Mortality and expense risk charges (note 2) ...     (2,773)
                                                     --------
      Net investment income (loss) ...............     (2,773)
                                                     --------

   Proceeds from mutual fund shares sold .........     10,882
   Cost of mutual fund shares sold ...............    (27,220)
                                                     --------
      Realized gain (loss) on investments ........    (16,338)
   Change in unrealized gain (loss)
      on investments .............................     32,760
                                                     --------
      Net gain (loss) on investments .............     16,422
                                                     --------
   Reinvested capital gains ......................         --
                                                     --------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................   $ 13,649
                                                     ========

See accompanying notes to financial statements.

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                                        5

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NATIONWIDE VARIABLE ACCOUNT-5
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                          Total               ACVPBal           ACVPCapAp          DryStkIx
                                                  ---------------------  -----------------  ----------------  ------------------
                                                     2004        2003      2004     2003      2004     2003     2004      2003
                                                  ----------  ---------  -------  --------  -------  -------  --------  --------
Investment activity:
   Net investment income (loss) ...............   $   12,316     15,515    1,211     1,466   (3,469)  (3,192)      100       407
   Realized gain (loss) on investments ........     (142,586)  (595,705)   1,840   (32,892) (63,008) (40,146)  (38,140) (125,664)
   Change in unrealized gain (loss) on
      investments .............................      222,457    937,192     (428)   38,786   79,302   68,845    55,943   189,239
   Reinvested capital gains ...................        9,287        374       --        --       --       --        --        --
                                                  ----------  ---------  -------  --------  -------  -------  --------  --------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................      101,474    357,376    2,623     7,360   12,825   25,507    17,903    63,982
                                                  ----------  ---------  -------  --------  -------  -------  --------  --------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................      117,153     72,858    4,076       193    8,058   11,533    21,703    12,377
   Transfers between funds ....................           --         --       --    (6,776)      --   (2,082)       --   (30,234)
   Redemptions (note 3) .......................     (606,281)  (927,043) (41,984) (110,884) (47,168) (25,868) (139,600) (199,160)
   Annuity benefits ...........................       (2,465)    (4,296)      --        --     (456)    (597)     (398)     (324)
   Annual contract maintenance charges
      (note 2) ................................       (4,638)    (4,770)     (92)      (85)    (479)    (437)     (658)     (627)
   Contingent deferred sales charges
      (note 2) ................................      (12,376)    (3,333)    (875)       --     (695)     (98)   (3,570)     (137)
   Adjustments to maintain reserves ...........        1,073        735        1      (155)     153    1,165       (20)   (1,397)
                                                  ----------  ---------  -------  --------  -------  -------  --------  --------
         Net equity transactions ..............     (507,534)  (865,849) (38,874) (117,707) (40,587) (16,384) (122,543) (219,502)
                                                  ----------  ---------  -------  --------  -------  -------  --------  --------

Net change in contract owners' equity .........     (406,060)  (508,473) (36,251) (110,347) (27,762)   9,123  (104,640) (155,520)
Contract owners' equity beginning
   of period ..................................    4,617,502  5,131,692  109,444   189,349  543,661  510,112   690,867   787,191
                                                  ----------  ---------  -------  --------  -------  -------  --------  --------
Contract owners' equity end of period .........   $4,211,442  4,623,219   73,193    79,002  515,899  519,235   586,227   631,671
                                                  ==========  =========  =======  ========  =======  =======  ========  ========
CHANGES IN UNITS:
   Beginning units ............................      181,474    242,546   10,745    21,919   32,790   36,543    27,564    39,854
                                                  ----------  ---------  -------  --------  -------  -------  --------  --------
   Units purchased ............................        4,499      7,723      397        22      484      850       865     1,754
   Units redeemed .............................      (24,673)   (53,713)  (4,109)  (13,551)  (2,894)  (2,192)   (5,668)  (12,827)
                                                  ----------  ---------  -------  --------  -------  -------  --------  --------
   Ending units ...............................      161,300    196,556    7,033     8,390   30,380   35,201    22,761    28,781
                                                  ==========  =========  =======  ========  =======  =======  ========  ========

NATIONWIDE VARIABLE ACCOUNT-5
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                          FidVIPEI             GVITGvtBd
                                                  ----------------------   -----------------
                                                     2004         2003      2004       2003
                                                  ----------   ---------   -------   -------
Investment activity:
   Net investment income (loss) ...............   $   14,790      18,855     4,552     3,771
   Realized gain (loss) on investments ........       (2,588)    (80,777)      485     1,730
   Change in unrealized gain (loss) on
      investments .............................       26,773     203,550    (8,985)    1,235
   Reinvested capital gains ...................        6,044          --     3,243       374
                                                  ----------   ---------   -------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................       45,019     141,628      (705)    7,110
                                                  ----------   ---------   -------   -------
Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................       24,651      18,304     9,200     2,554
   Transfers between funds ....................           --     (29,975)       --    10,569
   Redemptions (note 3) .......................     (142,884)   (210,188)  (33,469)  (16,148)
   Annuity benefits ...........................         (610)       (861)     (309)   (1,168)
   Annual contract maintenance charges
      (note 2) ................................       (1,561)     (1,614)     (191)     (235)
   Contingent deferred sales charges
      (note 2) ................................       (2,295)       (649)     (885)     (323)
   Adjustments to maintain reserves ...........          240       1,116       371       412
                                                  ----------   ---------   -------   -------
         Net equity transactions ..............     (122,459)   (223,867)  (25,283)   (4,339)
                                                  ----------   ---------   -------   -------

Net change in contract owners' equity .........      (77,440)    (82,239)  (25,988)    2,771
Contract owners' equity beginning
   of period ..................................    1,634,526   1,636,263   167,998   281,381
                                                  ----------   ---------   -------   -------
Contract owners' equity end of period .........   $1,557,086   1,554,024   142,010   284,152
                                                  ==========   =========   =======   =======

CHANGES IN UNITS:
   Beginning units ............................       64,742      83,365     3,839     6,435
                                                  ----------   ---------   -------   -------
   Units purchased ............................          962         939       211       303
   Units redeemed .............................       (5,717)    (12,326)     (781)     (377)
                                                  ----------   ---------   -------   -------
   Ending units ...............................       59,987      71,978     3,269     6,361
                                                  ==========   =========   =======   =======

                                                       GVITMyMkt           GVITNWFund
                                                  ------------------   -------------------
                                                    2004      2003       2004       2003
                                                  -------   --------   --------   --------
Investment activity:
   Net investment income (loss) ...............    (1,056)      (885)    (1,039)    (2,150)
   Realized gain (loss) on investments ........        --         --    (24,837)  (213,815)
   Change in unrealized gain (loss) on
      investments .............................        --         --     37,092    300,302
   Reinvested capital gains ...................        --         --         --         --
                                                  -------   --------   --------   --------

      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................    (1,056)      (885)    11,216     84,337
                                                  -------   --------   --------   --------
Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................    24,270      5,759     17,847     16,523
   Transfers between funds ....................        --     58,631         --       (133)
   Redemptions (note 3) .......................   (85,038)  (143,796)  (104,181)  (166,469)
   Annuity benefits ...........................        --         --         --         --
   Annual contract maintenance charges
      (note 2) ................................      (545)      (608)      (785)      (785)
   Contingent deferred sales charges
      (note 2) ................................    (2,241)    (1,604)    (1,755)      (416)
   Adjustments to maintain reserves ...........        (2)        16         55         78
                                                  -------   --------   --------   --------
         Net equity transactions ..............   (63,556)   (81,602)   (88,819)  (151,202)
                                                  -------   --------   --------   --------

Net change in contract owners' equity .........   (64,612)   (82,487)   (77,603)   (66,865)
Contract owners' equity beginning
   of period ..................................   294,066    380,948    753,510    892,575
                                                  -------   --------   --------   --------
Contract owners' equity end of period .........   229,454    298,461    675,907    825,710
                                                  =======   ========   ========   ========

CHANGES IN UNITS:
   Beginning units ............................    12,191     15,689      8,955     13,398
                                                  -------   --------   --------   --------
   Units purchased ............................     1,009      3,107        210        435
   Units redeemed .............................    (3,647)    (6,473)    (1,252)    (2,766)
                                                  -------   --------   --------   --------
   Ending units ...............................     9,553     12,323      7,913     11,067
                                                  =======   ========   ========   ========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-5
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                         NBAMTBal
                                                  -------------------
                                                    2004       2003
                                                  --------   --------
Investment activity:
   Net investment income (loss) ...............   $ (2,773)    (2,757)
   Realized gain (loss) on investments ........    (16,338)  (104,141)
   Change in unrealized gain (loss) on
      investments .............................     32,760    135,235
   Reinvested capital gains ...................         --         --
                                                  --------   --------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................     13,649     28,337
                                                  --------   --------
Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................      7,348      5,615
   Transfers between funds ....................         --         --
   Redemptions (note 3) .......................    (11,957)   (54,530)
   Annuity benefits ...........................       (692)    (1,346)
   Annual contract maintenance charges
      (note 2) ................................       (327)      (379)
   Contingent deferred sales charges
      (note 2) ................................        (60)      (106)
   Adjustments to maintain reserves ...........        275       (500)
                                                  --------   --------
         Net equity transactions ..............     (5,413)   (51,246)
                                                  --------   --------

Net change in contract owners' equity .........      8,236    (22,909)
Contract owners' equity beginning of period ...    423,430    453,873
                                                  --------   --------
Contract owners' equity end of period .........   $431,666    430,964
                                                  ========   ========

CHANGES IN UNITS:
   Beginning units ............................     20,648     25,343
                                                  --------   --------
   Units purchased ............................        361        313
   Units redeemed .............................       (605)    (3,201)
                                                  --------   --------
   Ending units ...............................     20,404     22,455
                                                  ========   ========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                         NATIONWIDE VARIABLE ACCOUNT-5

                         NOTES TO FINANCIAL STATEMENTS

                             June 30, 2004 and 2003
                                  (UNAUDITED)

(1)  Background and Summary of Significant Accounting Policies

     (a)  Organization and Nature of Operations

          Nationwide Variable Account-5 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on November 1, 1989. The Account is registered as a unit investment trust under the Investment Company Act of 1940. On December 31, 1993, the accumulation unit values for each fund sub-account of the Account were established at a unit value equal to the accumulation unit values of the corresponding fund sub-account of the Nationwide Multi-Flex Variable Account. The first deposits were received by the Account on May 4, 1994.

          The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through banks and other financial institutions.

     (b)  The Contracts

          Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses. Contract owners in either the accumulation or payout phase may invest in any of the following:

               Portfolios of the American Century Variable Portfolios,
                  Inc. (American Century VP);
                  American Century VP - Balanced Fund - Class I (ACVPBal) American Century VP - Capital Appreciation Fund - Class I
                     (ACVPCapAp)

               Dreyfus Stock Index Fund, Inc. - Initial Shares (DryStkIx) Portfolio of the Fidelity(R) Variable Insurance Products Fund
                  (Fidelity(R) VIP);
                  Fidelity(R) VIP - Equity-Income Portfolio - Initial Class
                    (FidVIPEI)

               Portfolios of the Gartmore Variable Insurance Trust (Gartmore
                  GVIT)
               (managed for a fee by an affiliated investment advisor);
                  Gartmore GVIT Government Bond Fund - Class I (GVITGvtBd) Gartmore GVIT Money Market Fund - Class I (GVITMyMkt) Gartmore GVIT Nationwide(R) Fund - Class I (GVITNWFund)
                     (formerly Gartmore GVIT Total Return Fund - Class I)

               Portfolio of the Neuberger Berman Advisers Management Trust
                  (Neuberger Berman AMT);
                  Neuberger Berman AMT - Balanced Portfolio(R) - Class I
                     (NBAMTBal)

          At June 30, 2004, contract owners have invested in all of the above funds. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

          A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

          Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

                                                                     (Continued)

    NATIONWIDE VARIABLE ACCOUNT-5 (NOTES TO FINANCIAL STATEMENTS, Continued)

     (c)  Security Valuation, Transactions and Related Investment Income

          The fair value of the underlying mutual funds is based on the closing net asset value per share at June 30, 2004. The cost of investments sold is determined on a specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d)  Federal Income Taxes

          Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

          The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e)  Use of Estimates in the Preparation of Financial Statements

          The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     (f)  Calculation of Annuity Reserves

          Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5 percent unless the annuitant elects otherwise, in which case the rate may vary from 3.5 percent to 7 percent, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(2)  Expenses

     The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owners' contract value a contingent deferred sales charge not to exceed 7% of the lesser of purchase payments or the amount surrendered. This charge declines 1% per year to 0% after the purchase payment has been held in the contract for 84 months. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

     The following contract charges are deducted by the Company: (a) an annual contract maintenance charge of up to $30, dependent upon contract type and issue date, which is satisfied by surrendering units; and (b) a mortality risk charge, an expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annual rate of 0.80%, 0.45% and 0.05%, respectively.

          NATIONWIDE VARIABLE ACCOUNT-5 (NOTES TO FINANCIAL STATEMENTS)

(3)  Related Party Transactions

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

     Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the six month periods ended June 30, 2004 and 2003, total transfers to the Account from the fixed account were $97,010 and $12,158, respectively, and total transfers from the Account to the fixed account were $101,893 and $176,083, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners' Equity.

                                                                     (Continued)

    NATIONWIDE VARIABLE ACCOUNT-5 (NOTES TO FINANCIAL STATEMENTS, Continued)

(4)  Financial Highlights

     The following is a summary of units, unit fair values and contract owners' equity outstanding for variable annuity contracts as of June 30 for the year indicated, and the contract expense rate, investment income ratio and total return for each six month period ended June 30 for the year indicated.

                                      Contract                                           Investment
                                       Expense                Unit         Contract        Income       Total
                                        Rate*     Units    Fair Value   Owners' Equity     Ratio**    Return***
                                      --------   -------   ----------   --------------   ----------   ---------
     American Century VP - Balanced Fund - Class I
           2004 ...................     1.30%      7,033   $10.407037     $   73,193        1.99%        2.17%
           2003 ...................     1.30%      8,390     9.416227         79,002        1.52%        9.00%
           2002 ...................     1.30%     25,376     9.025719        229,037        2.95%       -6.73%
           2001 ...................     1.30%     29,074     9.934013        288,821        2.81%       -2.28%
           2000 ...................     1.30%     18,247    21.135913        385,667        2.46%        0.58%

     American Century VP - Capital Appreciation Fund - Class I
           2004 ...................     1.30%     30,380    16.830396        511,307        0.00%        2.42%
           2003 ...................     1.30%     35,201    14.612763        514,384        0.00%        5.74%
           2002 ...................     1.30%     35,741    15.865828        567,061        0.00%      -10.71%
           2001 ...................     1.30%     44,113    21.321640        940,566        0.00%      -14.81%
           2000 ...................     1.30%     62,362    27.124399      1,691,532        0.00%       16.63%

     Dreyfus Stock Index Fund, Inc. - Initial Shares
           2004 ...................     1.30%     22,761    25.533888        581,177        0.68%        2.66%
           2003 ...................     1.30%     28,781    21.773870        626,674        0.63%       10.92%
           2002 ...................     1.30%     45,742    22.063680      1,009,237        0.33%      -13.88%
           2001 ...................     1.30%     58,071    27.359190      1,588,773        0.50%       -7.44%
           2000 ...................     1.30%     89,305    32.615212      2,912,703        0.46%       -1.19%

     Fidelity(R) VIP - Equity-Income Portfolio - Initial Class
           2004 ...................     1.30%     59,987    25.864761      1,551,549        1.59%        2.81%
           2003 ...................     1.30%     71,978    21.510450      1,548,279        1.79%        9.99%
           2002 ...................     1.30%     89,883    22.246112      1,999,547        1.89%       -6.75%
           2001 ...................     1.30%    113,298    25.040516      2,837,044        1.75%       -1.55%
           2000 ...................     1.30%    160,756    22.981645      3,694,437        1.79%       -3.30%

     Gartmore GVIT Government Bond Fund - Class I
        Tax qualified
           2004 ...................     1.30%      3,100    43.440552        134,666        3.60%       -0.73%
           2003 ...................     1.30%      6,177    44.537355        275,107        1.99%        2.46%
           2002 ...................     1.30%      5,583    41.076574        229,331        1.31%        3.52%
           2001 ...................     1.30%      4,500    38.148518        171,651        2.46%        1.76%
           2000 ...................     1.30%      6,737    34.879444        234,983        3.03%        3.36%

        Non-tax qualified
           2004 ...................     1.30%        169    43.456593          7,344        3.60%       -0.73%
           2003 ...................     1.30%        184    44.553805          8,198        1.99%        2.46%
           2002 ...................     1.30%        205    41.091753          8,424        1.31%        3.52%
           2001 ...................     1.30%        243    38.162607          9,292        2.46%        1.76%
           2000 ...................     1.30%      9,652    34.892329        336,781        3.03%        3.36%

     Gartmore GVIT Money Market Fund - Class I
        Tax qualified
           2004 ...................     1.30%      9,526    24.013249        228,750        0.24%       -0.40%
           2003 ...................     1.30%     12,258    24.208726        296,751        0.36%       -0.28%
           2002 ...................     1.30%     12,149    24.295135        295,162        0.59%       -0.03%
           2001 ...................     1.30%     10,874    24.159238        262,717        2.21%        1.65%
           2000 ...................     1.30%     13,155    23.198381        305,175        2.53%        2.15%

        Non-tax qualified
           2004 ...................     1.30%         27    26.090829            704        0.24%       -0.40%
           2003 ...................     1.30%         65    26.303217          1,710        0.36%       -0.28%
           2002 ...................     1.30%         37    26.397101            977        0.59%       -0.03%
           2001 ...................     1.30%      1,884    26.249447         49,464        2.21%        1.65%

         NATIONWIDE VARIABLE ACCOUNT-5 (NOTES TO FINANCIAL STATEMENTS)

                                      Contract                                           Investment
                                       Expense                Unit         Contract        Income       Total
                                        Rate*     Units    Fair Value   Owners' Equity     Ratio**    Return***
                                      --------   ------   -----------   --------------   ----------   ---------
     Gartmore GVIT Nationwide(R) Fund - Class I
        Tax qualified
           2004 ...................     1.30%     7,299   $ 85.608310     $   624,855       0.52%        1.51%
           2003 ...................     1.30%    10,365     74.746441         774,747       0.34%       11.55%
           2002 ...................     1.30%    11,297     76.746178         867,002       0.19%       -6.57%
           2001 ...................     1.30%    12,676     86.376227       1,094,906       0.35%       -8.49%
           2000 ...................     1.30%    19,266    100.328103       1,932,921       0.25%        2.69%

     Non-tax qualified
           2004 ...................     1.30%       614     83.145953          51,052       0.52%        1.51%
           2003 ...................     1.30%       702     72.596501          50,963       0.34%       11.55%
           2002 ...................     1.30%     2,683     74.538723         199,987       0.19%       -6.57%
           2001 ...................     1.30%     2,979     83.891787         249,873       0.35%       -8.49%
           2000 ...................     1.30%     4,467     97.442368         435,275       0.25%        2.69%

     Neuberger Berman AMT - Balanced Portfolio(R) - Class I
           2004 ...................     1.30%    20,404     20.905590         426,558       0.00%        3.25%
           2003 ...................     1.30%    22,455     18.920558         424,861       0.00%        7.24%
           2002 ...................     1.30%    24,794     19.034787         471,949       2.79%      -11.78%
           2001 ...................     1.30%    27,495     22.799213         626,870       1.96%       -9.65%
           2000 ...................     1.30%    37,972     29.352154       1,114,560       1.76%        9.59%
                                                                          -----------

           2004 Reserves for annuity contracts in payout phase: .....          20,287
                                                                          -----------
           2004 Contract owners' equity .............................     $ 4,211,442
                                                                          ===========

           2003 Reserves for annuity contracts in payout phase: .....          22,543
                                                                          -----------
           2003 Contract owners' equity .............................     $ 4,623,219
                                                                          ===========

           2002 Reserves for annuity contracts in payout phase: .....          30,676
                                                                          -----------
           2002 Contract owners' equity .............................     $ 5,908,390
                                                                          ===========

           2001 Reserves for annuity contracts in payout phase: .....          45,665
                                                                          -----------
           2001 Contract owners' equity .............................     $ 8,165,642
                                                                          ===========

           2000 Reserves for annuity contracts in payout phase: .....          99,333
                                                                          -----------
           2000 Contract owners' equity .............................     $13,143,367
                                                                          ===========

* This represents the annual contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.

** This represents the dividends for the six month period indicated, excluding distributions of capital gains, received by the sub-account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions to the contractholder accounts either through reductions in unit values or redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

*** This represents the total return for the six month period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

--------------------------------------------------------------------------------

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                                       14

NATIONWIDE LIFE INSURANCE COMPANY
HOME OFFICE: ONE NATIONWIDE PLAZA . COLUMBUS, OHIO 43215-2220

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Nationwide(R) is a registered federal service mark of Nationwide Mutual
Insurance Company